FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Investment securities held-to-maturity	$ 76,960	$ 80,321
Other investments	114,598	129,945
Interest Receivable	53,157	56,900
Financial liabilities
Deposits	14,329,138	13,360,797
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	103,000	109,400
Impaired Commercial And Commercial Real Estate Loans Member
Financial liabilities
Principal Amount of Commercial and Commercial Real Estate Loans	3,900	19,700
Allowance for Loan and Lease Losses, Real Estate	2,100	4,400
Carrying value
Financial assets
Cash and interest-bearing deposits with other banks	904,486	1,006,019
Investment securities held-to-maturity	76,960	80,321
Other investments	11,570	20,554
Loans and leases	11,604,987	10,791,743
Interest Receivable	67,420	72,620
Financial liabilities
Deposits	14,329,138	13,360,797
Short-term borrowings	755,452	937,814
Long-term debt	347,509	344,115
Interest Payable	43,411	51,454
Fair value
Financial assets
Cash and interest-bearing deposits with other banks	904,486	1,006,019
Investment securities held-to-maturity	68,989	71,688
Other investments	11,570	20,554
Loans and leases	11,417,941	10,468,144
Interest Receivable	67,420	72,620
Financial liabilities
Deposits	14,322,815	13,347,319
Short-term borrowings	755,452	937,814
Long-term debt	346,613	350,426
Interest Payable	43,411	51,454
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and interest-bearing deposits with other banks	904,486	1,006,019
Investment securities held-to-maturity	0	0
Other investments	1,530	1,194
Loans and leases	0	0
Interest Receivable	0	0
Financial liabilities
Deposits	0	0
Short-term borrowings	755,452	937,814
Long-term debt	0	0
Interest Payable	4,663	15,494
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and interest-bearing deposits with other banks	0	0
Investment securities held-to-maturity	68,989	71,688
Other investments	40	10,040
Loans and leases	0	0
Interest Receivable	14,263	15,697
Financial liabilities
Deposits	14,322,815	13,347,319
Short-term borrowings	0	0
Long-term debt	346,613	350,426
Interest Payable	38,748	35,960
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and interest-bearing deposits with other banks	0	0
Investment securities held-to-maturity	0	0
Other investments	10,000	9,320
Loans and leases	11,417,941	10,468,144
Interest Receivable		56,923
Financial liabilities
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Interest Payable	$ 0	$ 0